Note E - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Lease, Cost [Table Text Block]
December 31, 2019
Operating leases:
Operating lease right-of-use assets	$1,053
Operating lease liabilities	$1,053
December 31, 2019
Operating lease cost	$282
Short-term lease expense	$52
December 31, 2019
Weighted-average remaining lease term for operating leases (in years)	10.6
Weighted-average discount rate for operating leases	2.76%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Operating Leases
2020	$180
2021	157
2022	157
2023	116
2024	95
Thereafter	546
Total lease payments	1,251
Less: Imputed Interest	(198)
Total operating leases	$1,053